Investment income - Summary of investment income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investment income [abstract]
Dividend income	€ 149	€ 122	€ 107
Realised gains/losses on disposal of debt instruments measured at FVOCI	32	45	44
Income from and fair value gains/losses on investment properties	(1)		1
Investment income	€ 181	€ 167	€ 152